Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION

Organization. NetREIT, Inc. (the “Company”) is incorporated in the State of Maryland and operates as a self-administered real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Company’s portfolio includes the following properties:

•	Fifteen office buildings and two industrial properties (“Office/Industrial Properties”) which total approximately 1,467,000 rentable square feet,

•	Four retail shopping centers (“Retail Properties”) which total approximately 230,000 rentable square feet,

•	One mixed use property which total approximately 55,000 rentable square feet (“Mixed Use Properties”), and

•	One hundred twenty-nine Model Homes owned by four affiliated limited partnerships and one limited liability company (“Residential Properties”).

The Company operates in the following partnerships during the periods covered by these condensed consolidated financial statements:

•	The Company is the sole General Partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership in real estate income producing properties. The Company refers to these entities collectively, as the “NetREIT Partnerships”. In June 2016, the Company purchased the 5.99% outside interest in NetREIT Garden Gateway LP.

•	The Company is the general and limited partner in four partnerships that purchase and lease back Model Homes from developers (“Dubose Model Home Investors #201, LP”, “Dubose Model Homes Investors #202, LP”, “Dubose Model Homes Investors #203, LP” and “NetREIT Dubose Model Home REIT, LP”). The Company refers to these entities collectively, as the “Model Home Partnerships”.

The Company has determined that the entities described above, where it owns less than 100%, should be included in the Company’s consolidated financial statements as the Company directs their activities and believes that it controls these limited partnerships through NetREIT, the Parent Company.

The Company has elected to be taxed as a REIT under Sections 856 through 860 of the Code, for federal income tax purposes. To qualify as a REIT, the Company must distribute annually at least 90% of adjusted taxable income, as defined in the Code, to its stockholders and satisfy certain other organizational and operating requirements. As a REIT, no provision is made for federal income taxes on income resulting from those sales of real estate investments which have or will be distributed to stockholders within the prescribed limits. However, taxes are provided for those gains which are not anticipated to be distributed to stockholders unless such gains are deferred pursuant to Section 1031. In addition, the Company is subject to a federal excise tax which equals 4% of the excess, if any, of 85% of the Company’s ordinary income plus 95% of the Company’s capital gain net income over cash distributions, as defined. The Company believes that it has met all of the REIT distribution and technical requirements for the three and six months ended June 30, 2017 and 2016.

Earnings and profits that determine the taxability of distributions to stockholders differ from net income reported for financial reporting purposes due to differences in estimated useful lives and tax deprecation methods used to compute the carrying value (basis) on the investments in properties for tax purposes, among other things. During the six months ended June 30, 2017 and 2016, all distributions paid were considered return of capital to the stockholders as we reported a taxable net loss during the period.

The Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any major tax jurisdictions.

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization. NetREIT (the “Company”) was incorporated in the State of California in January 1999 for the purpose of investing in real estate properties. Effective August 2010, NetREIT merged into NetREIT, Inc., a Maryland Corporation, with NetREIT, Inc. becoming the surviving Corporation. As a result of the merger, NetREIT is now incorporated in the State of Maryland. The Company qualifies and operates as a self-administered real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”), and commenced operations with capital provided by its private placement offering of its equity securities in 1999.

The following partnership activity occurred during the periods covered by these consolidated financial statements:

•	The Company is the sole General Partner in two consolidated limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership in real estate income producing properties. The Company refers to these entities collectively, as the “NetREIT Partnerships”.

•	The Company is a limited partner in four partnerships and one limited liability corporation that purchase and leaseback Model Homes from developers (“Dubose Model Home Investors #201, LP”, “Dubose Model Homes Investors #202, LP”, “Dubose Model Homes Investors #203, LP, and “NetREIT Dubose Model Home REIT, Inc.”). The Company refers to these entities collectively, as the “Model Home Entities”.

The Company has determined that the entities described above, where it owns less than 100%, should be included in the Company’s consolidated financial statements as the Company directs their activities and holds a non-controlling interest in these limited partnerships through NetREIT, the Parent Company.

Unit-based information used herein (such as references to square footage or property occupancy rates) is unaudited.

Segments. The Company acquires and operates income producing properties in three business segments including office/industrial properties, residential properties and retail properties. See Note 14 “Segments”.

Customer Concentration. Concentration of credit risk with respect to accounts receivable is limited due to the large number of tenants comprising the Company’s rental revenue. No single tenant accounted for 5% or more of total rental income for the years ended December 31, 2016 and 2015.